Derivative financial instruments and hedging transactions (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments And Hedging Transactions
Schedule of financial position and income statement

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	Yen	Cross-currency swap	36,787,581	1,100,600	1,319,343	(218,743)	(362,310)	60,501
2	Euro	Cross currency swap	220,000	1,469,888	1,495,813	(25,925)	(91,746)	(34,631)
3	Dollar	Cross-currency swap	761,261	4,233,926	4,505,803	(271,877)	(527,372)	(47,666)
Total				6,804,414	7,320,959	(516,545)	(981,428)	(21,796)

The effect of the fair value hedge on the statements of financial position and income statement as of December 31, 2024 is shown below:

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	Yen	Cross-currency swap	36,787,581	1,487,655	1,462,965	24,690	24,690	(34,388)

Schedule of cash flow hedge

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	OCI Gain / (Loss)	Amounts reclassified from OCI to profit or loss (*)

1	US$	Cross-currency swap	303,978	1,886,418	1,843,668	42,750	42,750	42,750	-
Total				1,886,418	1,843,668	42,750	42,750	42,750	-

Schedule of effect of derivatives not designated to hedge accounting

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	IPCA	Interest rate swap	6,515,700	7,149,936	7,156,939	(7,003)	(7,003)	(10,176)
2	Dollar	Cross currency swap	500,000	2,912,303	3,051,892	(139,589)	(139,589)	(95,970)
3	Yen	Cross currency swap	30,000,000	1,015,310	1,013,594	1,716	1,716	41,168
Total				11,077,549	11,222,425	(144,876)	(144,876)	(64,978)